TREASURY SHARES - Additional Information (Details)									12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥)	Jun. 01, 2023 USD ($) $ / shares shares	Jun. 01, 2023 CNY (¥) shares	Sep. 28, 2022 USD ($) $ / shares shares	Sep. 28, 2022 CNY (¥) shares	Mar. 15, 2021 USD ($) $ / shares shares	Mar. 15, 2021 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Apr. 23, 2024 USD ($)	Apr. 21, 2023 USD ($)	Apr. 22, 2022 USD ($)	Aug. 19, 2021 USD ($)	Mar. 02, 2021 USD ($)	Jun. 05, 2019 USD ($)
American Depositary Shares
TREASURY SHARES
Average repurchase price per ADS | $ / shares	$ 2.55
American Depositary Shares | Share Repurchase Programs 2019
TREASURY SHARES
Authorized to repurchase of shares | $																$ 10,000,000
American Depositary Shares | Share Repurchase Programs 2022
TREASURY SHARES
Authorized to repurchase of shares | $													$ 50,000,000
American Depositary Shares | Share Repurchase Programs 2023
TREASURY SHARES
Number of Shares repurchased									5,746,196	5,746,196
American Depositary Shares | New Share Repurchase Program
TREASURY SHARES
Authorized to repurchase of shares | $											$ 50,000,000	$ 50,000,000
American Depositary Shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And New Share Repurchase Programs
TREASURY SHARES
Number of Shares repurchased									46,565,379	46,565,379
Average repurchase price per ADS | $ / shares									$ 2.81
Repurchase Value									$ 130,860,764	¥ 887,984,606
American Depositary Shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And Share Repurchase Program 2023
TREASURY SHARES
Repurchase Value	$ 111,413,918	¥ 756,517,941
American Depositary Shares | Xiehuai L.P. | Share Repurchase Programs 2021
TREASURY SHARES
Number of Shares repurchased							3,000,000	3,000,000
Average repurchase price per ADS | $ / shares							$ 9.45
Repurchase Value							$ 28,350,000	¥ 184,728,600
American Depositary Shares | Minghuai LP And Xiehuai LP | Share Repurchase Programs 2022
TREASURY SHARES
Number of Shares repurchased					1,735,027	1,735,027
Average repurchase price per ADS | $ / shares					$ 2.3
Repurchase Value					$ 3,991,729	¥ 28,791,942
American Depositary Shares | Investor | New Share Repurchase Program
TREASURY SHARES
Number of Shares repurchased			24,300,562	24,300,562
Average repurchase price per ADS | $ / shares			$ 1.3
Repurchase Value			$ 31,590,731	¥ 228,603,163
Class A Ordinary shares
TREASURY SHARES
Number of Shares repurchased									87,468,668	87,468,668
Shares issued under ESOP									5,662,090	5,662,090
Class A Ordinary shares | Share Repurchase Programs 2023
TREASURY SHARES
Number of Shares repurchased									11,492,392	11,492,392
Class A Ordinary shares | Share Repurchase Programs 2021
TREASURY SHARES
Authorized to repurchase of shares | $														$ 100,000,000	$ 100,000,000
Class A Ordinary shares | Share Repurchase Program 2019 Share Repurchase Program 2021 Share Repurchase Program 2022 And New Share Repurchase Programs
TREASURY SHARES
Number of Shares repurchased									93,130,758	93,130,758
Class A Ordinary shares | Xiehuai L.P. | Share Repurchase Programs 2021
TREASURY SHARES
Number of Shares repurchased							6,000,000	6,000,000
Class A Ordinary shares | Minghuai LP And Xiehuai LP | Share Repurchase Programs 2022
TREASURY SHARES
Number of Shares repurchased					3,470,054	3,470,054
Class A Ordinary shares | Investor | New Share Repurchase Program
TREASURY SHARES
Number of Shares repurchased			48,601,124	48,601,124